RELATED PARTY DISCLOSURES	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
RELATED PARTY DISCLOSURES	37. RELATED PARTY DISCLOSURES
a) Parent undertaking and controlling party
The Company’s immediate parent is Santander UK Group Holdings plc, a company incorporated in England and Wales. Its ultimate parent and controlling party is
Banco Santander SA, a company incorporated in Spain. The smallest and largest groups into which the Santander UK group’s results are included are the group accounts of Santander UK Group Holdings plc and Banco Santander SA respectively, copies of which may be obtained from Shareholder Relations, 2 Triton
Square, Regent’s Place, London NW1 3AN.
b) Transactions with related parties
Transactions with related parties during the year and balances outstanding at the year-end:

										Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties
	2025	2024	2023	2025	2024	2023	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	(19)	(23)	(8)	321	138	414	730	587	(1,834)	(944)
Immediate parent	(6)	(7)	(7)	594	526	504	—	—	(12,275)	(12,392)
Fellow subsidiaries	(38)	(42)	(38)	310	228	203	62	68	(573)	(346)
Joint ventures	(287)	(258)	(183)	76	84	55	5,038	4,812	(1,485)	(1,567)
	(350)	(330)	(236)	1,301	976	1,176	5,830	5,467	(16,167)	(15,249)
For more on this, see Note 11 Derivative Financial Statements, Note 13 Loans and advances to customers, Note 21 Deposit by banks, Note 22 Deposits by customers, Note 23 Repurchase agreements - non-trading, Note 24 Other Financial liabilities at Fair Value Through Profit or Loss, Note 25 Debt Securities in
Issue, Note 26 Other liabilities, Note 29 Subordinated Liabilities and Note 32 Other Equity Instruments.
The above transactions were made in the ordinary course of business, on substantially the same terms as for comparable transactions with third party counterparties, and within limits acceptable to the PRA. Such transactions do not involve more than the normal risk of collectability or present any unfavourable features.
Santander (CF Trustee) Limited entered into an unsecured committed liquidity facility with Santander UK plc for £300m with a maturity date of 4 November 2026.
This facility provides an alternate source of short-term liquidity for day-to-day operational needs. At the balance sheet date, no drawings had been made from this facility.